Taxation - Schedule of Reconciliation of Income Tax Expense Benefit (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Applicable tax rate	26.50%	26.50%